PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 5,235
Impact of deconsolidation due to loss of control and other	0	$ 186
Balance, end of the year	5,623	5,235
Impairment loss	258
Revaluation gains	128
Right-of-use assets	204	164
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	5,575	7,246
Additions	1,885	164
Disposals	(323)	(75)
Foreign currency translation	(83)	142
Impact of deconsolidation due to loss of control and other	(1,331)	(1,902)
Balance, end of the year	5,723	5,575
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	488	1,343
Revaluation (losses) gains, net	930	(130)
Disposals	(65)	13
Provision for impairment	7	(15)
Foreign currency translation	(4)	6
Impact of deconsolidation due to loss of control and other	(593)	(729)
Balance, end of the year	763	488
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(828)	(1,311)
Disposals	84	28
Depreciation	(294)	(306)
Foreign currency translation	13	(25)
Impact of deconsolidation due to loss of control and other	162	786
Balance, end of the year	$ (863)	$ (828)